Finance costs	12 Months Ended
Dec. 31, 2022
Finance costs
Finance costs

10. Finance costs

	Years Ended December 31,
in €‘000	2020	2021	2022
Interest expense
Accrued interest on license fee payables	6,772	10,071	17,282
Interest on loans and borrowings	9,864	22,160	22,121
Other interest expense	22	93	634
Other finance costs
Other finance costs	—	216	1,410
Total	16,658	32,540	41,447